Average Annual Total Returns - Class A IS Shares - Federated Hermes Core Bond Fund	A 1 Year		A 5 Years		A 10 Years		IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index2 1 Year		Bloomberg Barclays U.S. Aggregate Bond Index2 5 Years		Bloomberg Barclays U.S. Aggregate Bond Index2 10 Years		Morningstar Intermediate Core Bond Funds Average3 1 Year		Morningstar Intermediate Core Bond Funds Average3 5 Years		Morningstar Intermediate Core Bond Funds Average3 10 Years
Total	2.80%	[1]	2.53%	[1]	2.40%	[1]	8.05%	3.80%	3.19%	6.88%	2.63%	1.97%	4.73%	2.39%	1.91%	7.51%	[2]	4.44%	[2]	3.84%	[2]	7.52%	[3]	4.26%	[3]	3.69%	[3]

[1]	Prior to May 27, 2021, Class A Shares were designated as Service Shares. References herein refer to the new class designations unless otherwise noted.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[3]	The Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.